Acquisition of Navios Midstream (Table) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 13, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Fair value of previously held interest (58.97%)	$ 31,515
Equity issuance (3,683,284 Navios Acquisition shares * $6.24)	22,984
Total purchase price	54,499
Fair value of assets and liabilities acquired:
Vessels	234,000
Current assets (including cash of $25,260)	64,530
Favourable lease terms	36,900
Long term debt assumed (including current portion)	(198,337)
Current liabilities	(13,643)
Fair value of net assets acquired	123,450
Bargain purchase gain	$ 68,951	$ 68,951	$ 0	$ 0